Pension and Postretirement Benefit Plans and Defined Contribution Plans (Tables)	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Schedule of Net Periodic Benefit Costs

The following table provides the annual cost (including costs reported as part of discontinued operations) and changes in Other comprehensive income/(loss) for our benefit plans:
	Year Ended December 31,
	Pension Plans
	U.S. Qualified(a)			U.S. Supplemental (Non-Qualified)(b)			International(c)			Postretirement Plans(d)
(MILLIONS OF DOLLARS)	2013	2012	2011	2013	2012	2011	2013	2012	2011	2013	2012	2011
Service cost	$301	$357	$351	$26	$35	$36	$216	$215	$243	$61	$68	$68
Interest cost	666	697	734	67	62	72	378	406	443	166	182	195
Expected return on plan assets	(999)	(983)	(871)	—	—	—	(407)	(424)	(437)	(55)	(46)	(35)
Amortization of:
Actuarial losses	355	306	145	51	41	36	129	93	86	46	33	17
Prior service credits	(7)	(10)	(8)	(2)	(3)	(3)	(5)	(7)	(5)	(44)	(49)	(53)
Curtailments	—	(62)	(4)	—	(9)	(1)	(20)	(16)	(14)	(11)	(65)	(68)
Settlements	113	145	99	40	33	24	22	7	14	—	—	—
Special termination benefits	—	8	23	—	30	26	4	5	5	—	6	3
Net periodic benefit costs reported in Income	429	458	469	182	189	190	317	279	335	163	129	127
(Income)/cost reported in Other comprehensive income/(loss)	(3,044)	461	1,879	(255)	110	36	(569)	759	(365)	(736)	267	421
(Income)/cost recognized in Comprehensive income	$(2,615)	$919	$2,348	$(73)	$299	$226	$(252)	$1,038	$(30)	$(573)	$396	$548

(a)
2013 v. 2012––The decrease in net periodic benefit cost for our U.S. qualified plans was primarily driven by (i) lower service cost resulting from cost reduction initiatives, (ii) lower settlements and (iii) higher expected return on plan assets resulting from an increased plan asset base partially offset by the curtailment gain in the second quarter of 2012 resulting from the decision to freeze the defined benefit plans in the U.S. and Puerto Rico. Also, the decrease in the discount rate resulted in lower interest costs, as well as an increase in the amounts amortized for actuarial losses. 2012 v. 2011––The decrease in net periodic benefit cost for our U.S. qualified plans was primarily driven by (i) higher expected return on plan assets (resulting from contributions made to the plan in 2011 that increased the plan asset base), (ii) lower interest costs, (iii) a decrease in special termination benefits, and (iv) higher curtailments resulting from the decision to freeze the defined benefit plans in the U.S. and Puerto Rico largely offset by higher settlements and an increase in the amounts amortized for actuarial losses (resulting from a decrease in the discount rate and lower than expected actual returns in 2011).

(b)
2013 v. 2012––The decrease in net periodic benefit cost for our U.S. supplemental (non-qualified) pension plans was primarily driven by special termination benefits in 2012, partially offset by an increase in the amounts amortized for actuarial losses resulting from a decrease in the discount rate, and the curtailment gain in the second quarter of 2012 resulting from the decision to freeze the defined benefit plans in the U.S. and Puerto Rico. 2012 v. 2011––The net periodic benefit cost for our U.S. supplemental (non-qualified) pension plans was largely unchanged as the curtailment gain resulting from the decision to freeze the defined benefit plans in the U.S. and Puerto Rico was more than offset by higher settlement activity.

(c)
2013 v. 2012––The increase in net periodic benefit costs for our international pension plans was primarily driven by (i) an increase in the amounts amortized for actuarial losses resulting from changes in assumptions, (ii) lower expected return on plan assets driven by lower expected rate of return in certain significant plans, (iii) higher settlements and (iv) 2012 curtailment gains, partially offset by lower interest costs resulting from the decrease in discount rates. 2012 v. 2011––The decrease in net periodic benefit costs for our international pension plans was primarily driven by restructuring activities in the U.K. and Ireland in 2011. Also, the decrease in discount rates resulted in lower interest costs, as well as an increase in the amounts amortized for actuarial losses.

(d)
2013 v. 2012––The increase in net periodic benefit cost for our postretirement plans was primarily driven by 2012 curtailment gains, partially offset by higher expected return on plan assets and 2012 special termination benefits. Also, the decrease in the discount rate resulted in lower interest costs, as well as an increase in the amounts amortized for actuarial losses. 2012 v. 2011––The net periodic benefit cost for our postretirement plans was largely unchanged, as an increase in amounts amortized for actuarial plan losses was partially offset by higher expected return on plan assets.

Schedule of Amounts in Accumulated Other Comprehensive Income/(Loss) Expected to be Amortized into 2014 Net Periodic Benefit Costs

The following table provides the amounts in Accumulated other comprehensive loss expected to be amortized into 2014 net periodic benefit costs:
	Pension Plans
(MILLIONS OF DOLLARS)	U.S. Qualified	U.S. Supplemental (Non-Qualified)	International	Postretirement Plans
Actuarial losses	$(62)	$(30)	$(98)	$(5)
Prior service credits and other	7	2	7	58
Total	$(55)	$(28)	$(91)	$53

Schedule of Assumptions Used

The following table provides the weighted-average actuarial assumptions of our benefit plans:
(PERCENTAGES)	2013	2012	2011
Weighted-average assumptions used to determine benefit obligations
Discount rate:
U.S. qualified pension plans	5.2%	4.3%	5.1%
U.S. non-qualified pension plans	4.8%	3.9%	5.0%
International pension plans	3.9%	3.8%	4.7%
Postretirement plans	5.1%	4.1%	4.8%
Rate of compensation increase:
U.S. qualified pension plans	2.8%	2.8%	3.5%
U.S. non-qualified pension plans	2.8%	2.8%	3.5%
International pension plans	2.9%	3.1%	3.3%
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate:
U.S. qualified pension plans	4.3%	5.1%	5.9%
U.S. non-qualified pension plans	3.9%	5.0%	5.8%
International pension plans	3.8%	4.7%	4.8%
Postretirement plans	4.1%	4.8%	5.6%
Expected return on plan assets:
U.S. qualified pension plans	8.5%	8.5%	8.5%
International pension plans	5.6%	5.9%	6.0%
Postretirement plans	8.5%	8.5%	8.5%
Rate of compensation increase:
U.S. qualified pension plans	2.8%	3.5%	4.0%
U.S. non-qualified pension plans	2.8%	3.5%	4.0%
International pension plans	3.1%	3.3%	3.5%

Schedule of Health Care Cost Trend Rates

The following table provides the healthcare cost trend rate assumptions for our U.S. postretirement benefit plans:
	2013	2012
Healthcare cost trend rate assumed for next year	7.3%	7.5%
Rate to which the cost trend rate is assumed to decline	4.5%	4.5%
Year that the rate reaches the ultimate trend rate	2027	2027

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates

The following table provides the effects as of December 31, 2013 of a one-percentage-point increase or decrease in the healthcare cost trend rate assumed for postretirement benefits:
(MILLIONS OF DOLLARS)	Increase	Decrease
Effect on total service and interest cost components	$15	$(14)
Effect on postretirement benefit obligation	248	(222)

Schedule of Analysis of the Changes in the Benefit Obligations, Plan assets and Accounting Funded Status of Pension and Postretirement Benefit Plans

The following table provides an analysis of the changes in our benefit obligations, plan assets and funded status of our benefit plans (including those reported as part of discontinued operations):
	Year Ended December 31,
	Pension Plans
	U.S. Qualified(a)		U.S. Supplemental (Non-Qualified)(b)		International(c)		Postretirement Plans(d)
(MILLIONS OF DOLLARS)	2013	2012	2013	2012	2013	2012	2013	2012
Change in benefit obligation (e)

Benefit obligation, beginning	$16,268	$14,835	$1,549	$1,431	$10,227	$8,891	$4,165	$3,900
Service cost	301	357	26	35	216	215	61	68
Interest cost	666	697	67	62	378	406	166	182
Employee contributions	—	—	—	—	10	9	69	58
Plan amendments	—	—	—	—	1	(1)	(152)	(24)
Changes in actuarial assumptions and other	(2,257)	1,926	(165)	252	229	1,232	(540)	259
Foreign exchange impact	—	—	—	—	(66)	(80)	(9)	1
Acquisitions/divestitures, net	—	(1)	37	1	(63)	71	—	—
Curtailments	(8)	(605)	(1)	(80)	(64)	(101)	(8)	(11)
Settlements	(444)	(485)	(105)	(121)	(156)	(33)	—	—
Special termination benefits	—	8	—	30	4	5	—	6
Benefits paid	(550)	(464)	(67)	(61)	(400)	(387)	(314)	(274)
Benefit obligation, ending(e)	13,976	16,268	1,341	1,549	10,316	10,227	3,438	4,165

Change in plan assets
Fair value of plan assets, beginning	12,540	12,005	—	—	7,589	6,953	644	422
Actual gain on plan assets	1,318	1,464	—	—	976	668	98	85
Company contributions	5	20	172	182	380	383	244	353
Employee contributions	—	—	—	—	10	9	69	58
Foreign exchange impact	—	—	—	—	(95)	(35)	—	—
Acquisitions/divestitures, net	—	—	—	—	(54)	31	—	—
Settlements	(444)	(485)	(105)	(121)	(156)	(33)	—	—
Benefits paid	(550)	(464)	(67)	(61)	(400)	(387)	(314)	(274)
Fair value of plan assets, ending	12,869	12,540	—	—	8,250	7,589	741	644
Funded status—Plan assets less than benefit obligation	$(1,107)	$(3,728)	$(1,341)	$(1,549)	$(2,066)	$(2,638)	$(2,697)	$(3,521)

(a)
The favorable change in the funded status of our U.S. qualified plans is primarily due to the plan gains resulting from the increase in the discount rate and an increase in plan assets. The curtailments in 2012 resulting from the decision to freeze the defined benefit plans in the U.S. and Puerto Rico had a favorable impact on the 2012 funded status.

(b)
Our U.S. supplemental (non-qualified) plans are generally not funded and these obligations, which are substantially greater than the annual cash outlay for these liabilities, will be paid from cash generated from operations.

(c)
The favorable change in the funded status of our international plans is primarily due to an increase in plan assets partially offset by plan losses resulting from changes in actuarial assumptions. Outside the U.S., in general, we fund our defined benefit plans to the extent that tax or other incentives exist or the law requires.

(d)
The favorable change in the funded status of our postretirement plans is primarily due to the plan gains resulting from the increase in the discount rate and the impact of a decision to move participants to Medicare Advantage effective January 1, 2015.

(e)
For the U.S. and international pension plans, the benefit obligation is the projected benefit obligation. For the postretirement plans, the benefit obligation is the accumulated postretirement benefit obligation (ABO). The ABO for all of our U.S. qualified pension plans was $13.7 billion in 2013 and $15.9 billion in 2012. The ABO for our U.S. supplemental (non-qualified) pension plans was $1.3 billion in 2013 and $1.5 billion 2012. The ABO for our international pension plans was $9.7 billion in 2013 and $9.4 billion in 2012.

Schedule of Amounts Recognized in Balance Sheet

The following table provides information as to how the funded status is recognized in our consolidated balance sheets:
	As of December 31,
	Pension Plans
	U.S. Qualified		U.S. Supplemental (Non-Qualified)		International		Postretirement Plans
(MILLIONS OF DOLLARS)	2013	2012	2013	2012	2013	2012	2013	2012
Noncurrent assets(a)	$—	$—	$—	$—	$318	$124	$—	$—
Current liabilities(b)	—	—	(151)	(162)	(46)	(95)	(29)	(30)
Noncurrent liabilities(c)	(1,107)	(3,728)	(1,190)	(1,387)	(2,338)	(2,667)	(2,668)	(3,491)
Funded status	$(1,107)	$(3,728)	$(1,341)	$(1,549)	$(2,066)	$(2,638)	$(2,697)	$(3,521)

(a)	Included primarily in Other noncurrent assets.

(b)	Included in Accrued compensation and related items and Liabilities of discontinued operations, as appropriate.

(c)	Included in Pension benefit obligations, net and Postretirement benefit obligations, net, as appropriate.

Schedule of Amounts Recognized in Accumulated Other Comprehensive Income (Loss)

The following table provides the pre-tax components of cumulative amounts recognized in Accumulated other comprehensive loss:
	As of December 31,
	Pension Plans
	U.S. Qualified		U.S. Supplemental (Non-Qualified)		International		Postretirement Plans
(MILLIONS OF DOLLARS)	2013	2012	2013	2012	2013	2012	2013	2012
Actuarial losses(a)	$(1,974)	$(5,027)	$(406)	$(664)	$(2,213)	$(2,780)	$(292)	$(932)
Prior service (costs)/credits and other	42	51	11	14	(18)	(20)	470	374
Total	$(1,932)	$(4,976)	$(395)	$(650)	$(2,231)	$(2,800)	$178	$(558)

(a)
The accumulated actuarial losses primarily represent the impact of changes in discount rates and other assumptions that result in cumulative changes in our projected benefit obligations as well as the cumulative difference between the expected return and actual return on plan assets. These accumulated actuarial losses are recognized in Accumulated other comprehensive loss and are amortized into net periodic benefit costs primarily over the average remaining service period for active participants, using the corridor approach. The average amortization periods utilized are 9.6 years for our U.S. qualified plans, 9.5 years for our U.S. supplemental (non-qualified) plans, 18.2 years for our international plans and 10.8 years for our postretirement plans.

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets

The following table provides information related to the funded status of selected benefit plans (including those reported as part of Liabilities of discontinued operations):
	As of December 31,
	Pension Plans
	U.S. Qualified		U.S. Supplemental (Non-Qualified)		International
(MILLIONS OF DOLLARS)	2013	2012	2013	2012	2013	2012
Pension plans with an accumulated benefit obligation in excess of plan assets:
Fair value of plan assets	$12,869	$12,540	$—	$—	$1,309	$2,776
Accumulated benefit obligation	13,704	15,870	1,294	1,465	3,348	5,056
Pension plans with a projected benefit obligation in excess of plan assets:
Fair value of plan assets	12,869	12,540	—	—	2,499	6,432
Projected benefit obligation	13,976	16,268	1,341	1,549	4,883	9,194

Schedule of Allocation of Plan Assets

The following table provides the long-term target asset allocations ranges and the percentage of the fair value of plan assets for benefit plans:
	As of December 31,
	Target Allocation Percentage	Percentage of Plan Assets
(PERCENTAGES)	2013	2013	2012
U.S. qualified pension plans
Cash and cash equivalents	0-10	2.8%	2.9%
Equity securities	35-55	51.5%	45.9%
Debt securities	30-55	30.7%	35.5%
Real estate and other investments	5-18	15.0%	15.7%
Total	100%	100%	100%
International pension plans
Cash and cash equivalents	0-10	2.8%	3.9%
Equity securities	35-55	51.9%	51.6%
Debt securities	30-55	29.0%	31.0%
Real estate and other investments	5-18	16.3%	13.5%
Total	100%	100%	100.0%
U.S. postretirement plans
Cash and cash equivalents	0-5	4.0%	4.4%
Equity securities	10-35	21.7%	20.1%
Debt securities	5-30	13.0%	15.5%
Real estate, insurance contracts and other investments	55-70	61.3%	60.0%
Total	100%	100%	100%

The following table provides the components of plan assets (including those reported as part of Liabilities of discontinued operations):
		Fair Value(a)				Fair Value(a)
(MILLIONS OF DOLLARS)	As of December 31, 2013	Level 1	Level 2	Level 3	As of December 31, 2012	Level 1	Level 2	Level 3
U.S. qualified pension plans
Cash and cash equivalents	$360	$—	$360	$—	$368	$—	$368	$—
Equity securities:
Global equity securities	4,335	4,328	7	—	3,536	3,519	17	—
Equity commingled funds	2,294	—	2,294	—	2,215	—	2,215	—
Debt securities:
Fixed income commingled funds	675	—	675	—	943	—	943	—
Government bonds	971	—	971	—	1,093	—	1,093	—
Corporate debt securities	2,306	—	2,306	—	2,414	—	2,411	3
Other investments:
Private equity funds	822	—	—	822	866	—	—	866
Insurance contracts	281	—	281	—	348	—	348	—
Other	825	—	—	825	757	—	—	757
Total	12,869	4,328	6,894	1,647	12,540	3,519	7,395	1,626
International pension plans
Cash and cash equivalents	229	—	229	—	299	—	299	—
Equity securities:
Global equity securities	1,833	1,832	1	—	1,723	1,638	85	—
Equity commingled funds	2,446	—	2,446	—	2,194	—	2,194	—
Debt securities:
Fixed income commingled funds	967	—	967	—	825	—	825	—
Government bonds	812	—	812	—	914	—	914	—
Corporate debt securities	615	—	615	—	613	—	613	—
Other investments:
Private equity funds	54	—	10	44	110	—	14	96
Insurance contracts	421	—	121	300	465	—	117	348
Other	873	—	353	520	446	—	57	389
Total	8,250	1,832	5,554	864	7,589	1,638	5,118	833
U.S. postretirement plans(b)
Cash and cash equivalents	29	—	29	—	28	—	28	—
Equity securities:
Global equity securities	105	105	—	—	79	79	—	—
Equity commingled funds	56	—	56	—	50	—	50	—
Debt securities:
Fixed income commingled funds	16	—	16	—	20	—	20	—
Government bonds	24	—	24	—	25	—	25	—
Corporate debt securities	56	—	56	—	55	—	55	—
Other investments:
Insurance contracts	415	—	415	—	350	—	350	—
Other	40	—	40	—	37	—	37	—
Total	$741	$105	$636	$—	$644	$79	$565	$—

(a)	Fair values are determined based on valuation inputs categorized as Level 1, 2 or 3 (see Note 1E. Basis of Presentation and Significant Accounting Policies: Fair Value).

(b)	Reflects postretirement plan assets, which support a portion of our U.S. retiree medical plans.

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets

The following table provides an analysis of the changes in our more significant investments valued using significant unobservable inputs (including those reported as part of Liabilities of discontinued operations):

	Year Ended December 31,
	U.S. Qualified Pension Plans				International Pension Plans
	Private Equity Funds		Other		Insurance Contracts		Other
(MILLIONS OF DOLLARS)	2013	2012	2013	2012	2013	2012	2013	2012
Fair value, beginning	$866	$920	$757	$656	$348	$366	$389	$348
Actual return on plan assets:
Assets held, ending	75	4	29	61	15	8	8	(14)
Assets sold during the period	—	—	(6)	—	—	—	—	5
Purchases, sales and settlements, net	(119)	(58)	45	40	(41)	(5)	63	50
Transfer into/(out of) Level 3	—	—	—	—	(16)	(5)	58	—
Exchange rate changes	—	—	—	—	(6)	(16)	2	—
Fair value, ending	$822	$866	$825	$757	$300	$348	$520	$389

Schedule of Expected Future Cash Flow Information

The following table provides the expected future cash flow information related to our benefit plans:
	Pension Plans
(MILLIONS OF DOLLARS)	U.S. Qualified	U.S. Supplemental (Non-Qualified)	International	Postretirement Plans
Expected employer contributions:
2014	$6	$150	$305	$246
Expected benefit payments:
2014	$828	$150	$390	$286
2015	792	123	398	285
2016	803	107	410	293
2017	868	110	418	303
2018	958	124	429	311
2019–2023	4,579	490	2,314	1,661